UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California         May 16, 2005
------------------------         ----------------------        ------------
     [Signature]                      [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:  $474,832
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.   28-10801                      JLF Offshore Fund, Ltd.
    -----------------------        --------------------------


                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                           March 31, 2005

COLUMN 1                                     COL 2          COL 3      COL 4         COL 5         COL 6    COL 7       COL 8
                                                                                                                   VOTING AUTHORITY
                                         TITLE OF                    VALUE     SHRS OR  SH/  PUT/  INVSMT  OTHR
NAME OF ISSUER                           CLASS             CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRTN  MGRS  SOLE     SHRD  NONE
--------------                           --------          -----      -------  -------  ---  ----  ------  ----  -------  ----  ----
Aaron Rents Inc                           COM             002535201      7330   366500             Sole           366500   0     0
Abercrombie & Fitch Co                    CL A            002896207      2690    47000             Sole            47000   0     0
Aeropostale Inc                           COMMON          007865108      1605    49000             Sole            49000   0     0
Affirmative Ins Hldgs Inc                 COMMON          008272106      1999   135504             Sole           135504   0     0
Allegheny Technologies Inc                COM             01741R102     15546   644800             Sole           644800   0     0
American Equity Investment Life Holding   COM             025676206      6022   470800             Sole           470800   0     0
Americredit Corp                          COM             03060R101      3727   159000             Sole           159000   0     0
Ann Taylor Stores Corp                    COM             036115103      1075    42000             Sole            42000   0     0
Bebe Stores Inc                           COM             075571109      2173    64000             Sole            64000   0     0
Bed Bath & Beyond Inc                     COMMON          075896100     10925   299000             Sole           299000   0     0
Bluelinx Holdings Inc                     COMMON          09624H109       582    43100             Sole            43100   0     0
Brown Shoe Inc New                        COM             115736100     12509   365000             Sole           365000   0     0
CMET Finance Holdings, Inc                COMMON          189758105      2300    23000             Sole            23000   0     0
Candies Inc                               COMMON          137409108      3542   769912             Sole           769912   0     0
Carter Inc                                COMMON          146229109      1789    45000             Sole            45000   0     0
Chardan China Acquisition Group           COMMON          159569102      3232   409600             Sole           409600   0     0
Schwab Charles Corp New                   COM             808513105      4288   408000             Sole           408000   0     0
Collectors Universe Inc                   COM NEW         19421R200      2127   110989             Sole           110989   0     0
Comtech Group Inc                         COM NEW         205821200      3003   500560             Sole           500560   0     0
Concurrent Computer Corp New              COM             206710204       415   201512             Sole           201512   0     0
Delta Apparel Inc                         COM             247368103       778    26300             Sole            26300   0     0
Domino's Pizza Inc                        COM             25754A201      3386   181152             Sole           181152   0     0
E Com Ventures Inc                        COM NEW         26830K205       246    19500             Sole            19500   0     0
Edgar Online Inc                          COM             279765101      1572   492875             Sole           492875   0     0
Emrise Corp                               COMMON          29246J101      5398  3394700             Sole          3394700   0     0
Endurance Specialty Holdings Ltd          SHS             G30397106     11322   299200             Sole           299200   0     0
Family Dollar Stores Inc                  COM             307000109      2368    78000             Sole            78000   0     0
Federated Dept Stores Inc DE              COM             31410H101      4487    70500             Sole            70500   0     0
Flow Intl Corp                            COM             343468104     24279  4033000             Sole          4033000   0     0
Genius Products Inc                       COMMON          37229R206      7277  3829968             Sole          3829968   0     0
Gevity HR Inc                             COM             374393106       195    10200             Sole            10200   0     0
Gildan Activewear Inc                     COM             375916103      8215   193300             Sole           193300   0     0
HDFC Bank Ltd                             ADR REPS 3 SHS  40415F101       988    23500             Sole            23500   0     0
Hansen Nat Corp                           COM             411310105     11644   194221             Sole           194221   0     0
Hot Topic Inc                             COM             441339108      6468   296000             Sole           296000   0     0
IC Isaacs and Company                     COMMON          464192103      5842   794800             Sole           794800   0     0
Inphonic Inc                              COM             45772G105     33442  1472248             Sole          1472248   0     0
International DisplayWorks Inc            COM             459412102      1568   164573             Sole           164573   0     0
International Shipping Enterprises Inc    UNITS           46032U207      3951   439000             Sole           439000   0     0
Jos A Bank Cothiers Inc                   COM             480838101      2233    76200             Sole            76200   0     0
K2 Inc                                    COM             482732104      7164   521000             Sole           521000   0     0
KMG Amer Corp                             COMMON          482563103      1851   189800             Sole           189800   0     0
Laureate Education Inc                    COM             518613104      4433   103600             Sole           103600   0     0
LivePerson Inc                            COM             538146101        77    29156             Sole            29156   0     0
Liz Claiborne Inc                         COM             539320101      2689    67000             Sole            67000   0     0
MTR Gaming Group Inc                      COM             553769100      3381   272700             Sole           272700   0     0
Measurements Specialties Inc              COM             583421102      1339    58200             Sole            58200   0     0
Medical Properties Inc - 144a             COMMON          58463J106     17889  1745300             Sole          1745300   0     0
Mens Warehouse Inc                        COM             587118100     12317   291800             Sole           291800   0     0
Nano Proprietary Inc                      COM             63007X108     16600  5533450             Sole          5533450   0     0
Ness Technologies Inc                     COM             64104X108     17840  1489154             Sole          1489154   0     0
New Frontier Media Inc                    COM             644398109       608    85000             Sole            85000   0     0
New York and Co Inc                       COM             649295102       803    40000             Sole            40000   0     0
Newtek Business Services Inc              COM             652526104      1979   530439             Sole           530439   0     0
Nike Inc                                  CL B            654106103      2666    32000             Sole            32000   0     0
Office Depot Inc                          COM             676220106     12820   578000             Sole           578000   0     0
Old Dominion Freight Line Inc             COM             679580100       716    23000             Sole            23000   0     0
Oshkosh B Gosh Inc                        CL A            688222207      3050   100000             Sole           100000   0     0
Parlux Frangrances Inc                    COM             701645103       673    31100             Sole            31100   0     0
Payless Shoesource Inc                    COM             704379106      1626   103000             Sole           103000   0     0
Philadephia ConsHolding Corp              COM             717528103      8884   114588             Sole           114588   0     0
Phillips Van Heusen Corp                  COM             718592108      5938   222900             Sole           222900   0     0
PhotoMedex Inc                            COM             719358103      7618  2831895             Sole          2831895   0     0
Psychemedics Corp                         COM NEW         744375205      6765   509400             Sole           509400   0     0
RCG Companies Inc                         COM             749328100       160   207650             Sole           207650   0     0
RCG Companies Preferred Series B          PFD. SERIES B   749992582       401    52065             Sole            52065   0     0
Red Robin Gourmet Burgers Inc             COM             75689M101      4073    80000             Sole            80000   0     0
Retail Ventures Inc                       COM             76128Y102       697    76500             Sole            76500   0     0
Selective Ins Group Inc                   COM             816300107      3886    84060             Sole            84060   0     0
Sports Authority Inc New                  COM             84917U109      4153   151000             Sole           151000   0     0
Stage Stores Inc                          COM NEW         85254C305      8751   227950             Sole           227950   0     0
Superior Inds Intl Inc                    COM             868168105       285    10800             Sole            10800   0     0
Talbots Inc                               COM             874161102     15840   495300             Sole           495300   0     0
Toro Co                                   COM             891092108     11063   125000             Sole           125000   0     0
True Religion Apparel Inc                 COMMON          89784N104     12350  1000000             Sole          1000000   0     0
TurboChef Technologies Inc                COM             900006206     18637  1251672             Sole          1251672   0     0
US Xpress Enterprises Inc                 CL A            90338N103      1635   100000             Sole           100000   0     0
USEC Inc                                  COM             90333E108     14064   863900             Sole           863900   0     0
Ventiv Health Inc                         COM             922793104      2148    93400             Sole            93400   0     0
Wal-Mart Stores Inc                       COM             931142103       767    15300             Sole            15300   0     0
WebSideStory Inc                          COM             947685103      7439   607273             Sole           607273   0     0
Weight Watchers Intl Inc New              COM             948626106      6224   144800             Sole           144800   0     0
                                                                       474832

02717.0005 #569693